Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
23.	Valuation and qualifying accounts
The following table presents the changes in the Company’s valuation and qualifying accounts.

	Balance of beginning of period	Increase / (Decrease)	Utilization	Other comprehensive Income / (Loss)	Balance at end of period
2019
Allowance for doubtful accounts	2,065	4,294	(3,050)	(104)	3,205

2018
Allowance for doubtful accounts	3,164	1,062	(1,063)	(1,098)	2,065

2017
Allowance for doubtful accounts	3,513	818	(984)	(183)	3,164
The information related to tax valuation allowance is included in Note 14.